Related party transactions - Schedule of income and expenses with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Loans	$ 566,212	$ 289,785	$ 129,758
Total interest income	679,260	332,621	140,883
Interest expense:
Deposits	(217,042)	(66,044)	(12,846)
Total interest expense	(446,077)	(184,610)	(54,101)
Net interest income	233,183	148,011	86,782
Other income (expense):
Fees and commissions, net	32,519	19,791	18,298
Total other income, net	32,936	18,661	17,424
Segment profit (loss)	166,158	92,040	62,697
Related parties
Interest income:
Loans	3,104	4,719	211
Securities at amortized cost, net	331	685	0
Total interest income	3,435	5,404	211
Interest expense:
Deposits	(14,477)	(10,943)	(1,866)
Net interest income	(11,042)	(5,539)	(1,655)
Other income (expense):
Fees and commissions, net	427	116	216
Loss on financial instruments, net	0	74	0
Total other income, net	427	190	216
Segment profit (loss)	$ (10,615)	$ (5,349)	$ (1,439)